DEFERRED TAX ASSETS/(LIABILITIES) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Deferred tax assets	¥ 273,022		¥ 132,274	¥ 115,716	¥ 98,862
Less: Offsetting of deferred tax liabilities	(75,727)			(78,711)
Deferred tax assets (net)	197,295	$ 28,695	¥ 53,563	37,005
Deferred tax liabilities	(139,625)			(145,102)	¥ (87,816)
Less: Offsetting of deferred tax assets	75,727			78,711
Deferred tax liabilities (net)	(63,898)	$ (9,294)		(66,391)
Deferred tax assets/(liabilities)	¥ 133,397			¥ (29,386)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .